SHARE OPTION PLANS (Details Textual)	12 Months Ended					12 Months Ended															1 Months Ended								1 Months Ended				12 Months Ended					12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2014 Tranche 3 [Member] USD ($)		Sep. 30, 2013 Tranche 3 [Member]	Sep. 30, 2014 Tranche 4 [Member] USD ($)	Sep. 30, 2013 Tranche 4 [Member]	Sep. 30, 2014 Tranche 5 [Member] USD ($)	Sep. 30, 2013 Tranche 5 [Member]	Sep. 30, 2014 Tranche 6 [Member] USD ($)	Sep. 30, 2013 Tranche 6 [Member]	Sep. 30, 2014 Tranche 7 [Member] USD ($)	Sep. 30, 2013 Tranche 7 [Member]	Sep. 30, 2014 Tranche 8 [Member] USD ($)	Sep. 30, 2013 Tranche 8 [Member]	Sep. 30, 2014 Tranche 9 [Member] USD ($)	Nov. 08, 2005 2005 Performance Equity Plan [Member]	Nov. 30, 2005 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Oct. 31, 2007 2005 Performance Equity Plan [Member] Tranche 2 [Member] USD ($)	Mar. 31, 2008 2005 Performance Equity Plan [Member] Tranche 3 [Member] USD ($)	Jun. 30, 2008 2005 Performance Equity Plan [Member] Tranche 4 [Member] USD ($)	Jan. 31, 2010 2005 Performance Equity Plan [Member] Tranche 5 [Member] USD ($)	Sep. 30, 2014 2009 Performance Equity Plan [Member] CNY	Sep. 30, 2013 2009 Performance Equity Plan [Member] CNY	Apr. 22, 2010 2009 Performance Equity Plan [Member]	Jan. 31, 2011 2009 Performance Equity Plan [Member] Tranche 6 [Member] USD ($)	Jan. 31, 2012 2009 Performance Equity Plan [Member] Tranche 7 [Member] USD ($)	Jan. 31, 2013 2009 Performance Equity Plan [Member] Tranche 8 [Member] USD ($)	Jan. 31, 2014 2009 Performance Equity Plan [Member] Tranche 9 [Member] USD ($)	Sep. 30, 2014 Before Adjustment [Member]	Sep. 30, 2014 Before Adjustment [Member] 2005 Performance Equity Plan [Member]	Sep. 30, 2013 Before Adjustment [Member] 2005 Performance Equity Plan [Member]	Sep. 30, 2014 Before Adjustment [Member] 2009 Performance Equity Plan [Member]	Sep. 30, 2013 Before Adjustment [Member] 2009 Performance Equity Plan [Member]	Sep. 30, 2014 After Adjustment [Member]	Sep. 30, 2014 Minimum [Member] Before Adjustment [Member]	Sep. 30, 2014 Minimum [Member] After Adjustment [Member] USD ($)	Sep. 30, 2014 Maximum [Member] Before Adjustment [Member]	Sep. 30, 2014 Maximum [Member] After Adjustment [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				1,500,000								1,500,000
Number of options granted						0		0	0	0	0	0	0	0	0	0		360,000	350,000		974,000	20,000	381,000	10,000	125,000				120,000	365,000	360,000	350,000
Exercise price (USD)						$ 5.30	[1]		$ 6.64		$ 12.23		$ 10.84		$ 2.55		$ 1.44		$ 1.27		$ 8.75	$ 9.27	$ 5.30	$ 6.64	$ 12.23				$ 10.84	$ 2.55	$ 1.44	$ 1.27								$ 1.27		$ 12.23
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																					Nov. 08, 2010	Oct. 22, 2012
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period																																	5 years					5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																							1 year	1 year	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																		120,000	120,000	1,190,000	840,000
Issuance of common stock upon exercise of share options (in shares)	0	0	0					124,500		10,000		0		0		0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 9 months 18 days	2 years 9 months 18 days	3 years 3 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 571				$ 0
Share-based compensation expense	215,000	1,324,000	1,893,000	3,327,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options																										322	385
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	7 months 10 days	7 months 10 days

[1]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.